Material Accounting Policies - Schedule of Lives of Intangible Assets with a Defined Useful Life (Details)	12 Months Ended
Dec. 31, 2024
Customer relationships [Member] | Betterware [Member]
Schedule of Lives of Intangible Assets with a Defined Useful Life [Line Items]
Estimated useful lives of intangible assets	10 years
Customer relationships [Member] | JAFRA [Member]
Schedule of Lives of Intangible Assets with a Defined Useful Life [Line Items]
Estimated useful lives of intangible assets	12 years
Software [Member] | Betterware [Member]
Schedule of Lives of Intangible Assets with a Defined Useful Life [Line Items]
Estimated useful lives of intangible assets	3 years
Brands and logo rights [Member] | Betterware [Member] | Bottom of range [Member]
Schedule of Lives of Intangible Assets with a Defined Useful Life [Line Items]
Estimated useful lives of intangible assets	10 years
Brands and logo rights [Member] | Betterware [Member] | Top of range [Member]
Schedule of Lives of Intangible Assets with a Defined Useful Life [Line Items]
Estimated useful lives of intangible assets	30 years